General	12 Months Ended
Dec. 31, 2014
General [Abstract]
General

NOTE 1:-     GENERAL

a.         Ceragon Networks Ltd. ("the Company") is a wireless backhaul specialist.  It provides wireless backhaul solutions that enable cellular operators and other wireless service providers to deliver voice and data services, enabling smart-phone applications such as internet browsing, social networking applications, image sharing, music and video applications.  Its wireless backhaul solutions use microwave radio technology to transfer large amounts of telecommunication traffic between base stations and small-cells and the core of the service provider's network.  The Company also provides wireless fronthaul solutions that use microwave technology for ultra-high speed, ultra-low latency communication between LTE/LTE-Advanced base band digital units stations and remote radio heads.

The Company's solutions support all wireless access technologies, including LTE-Advanced, LTE, HSPA, EV-DO, CDMA, W-CDMA and GSM. The Company's systems also serve evolving network architectures including all-IP long haul networks.

The Company sells its products through a direct sales force, systems integrators, distributors and original equipment manufacturers.

The Company has forty one wholly-owned subsidiaries worldwide. The subsidiaries provide research and development, marketing, manufacturing, distribution, sales and technical support to the Company's customers worldwide.

As to principal markets and major customers, see notes 16b and 16c.

b.         Acquisitions:

On January 19, 2011 ("Acquisition Date"), the Company completed the purchase of all the share capital of Nera Networks AS (now called Ceragon Networks AS) and its subsidiaries (the "Nera") from Eltek ASA, pursuant to a Share Purchase Agreement dated January 19, 2011.

The consideration for all of the shares of Nera was $ 57,175. January 19, 2011 was considered to be the Acquisition Date, as control was obtained, assets were received and liabilities assumed. Eltek ASA undertook not to compete with the Company for a period of five years. In April 2014, the Company signed an agreement with Eltek ASA, to settle all claims, counter claims, legal proceedings, and any other contingent or potential claims regarding alleged breaches of representations and warranties contained in the purchase agreement governing the Nera Acquisition from Eltek in January 2011. In May 2014, the Company received $16,800 in cash, net of associated legal expenses and recorded as part of other income in the consolidated statements of operations.

c.         Cost reduction plans:

2012 Plan:

During the fourth quarter of 2012, and in order to meet the profitability plan in 2013 the Company initiated a restructuring plan to improve its operating efficiency. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan. The total restructuring costs in 2012 associated with exiting activities of the Company were $ 4,608, recorded in operating expenses, as restructuring costs. As of December 31, 2013 and 2014, the total liability balance for the restructuring plan was $ 206 and $ 0, respectively.

2013 Plan:

During the fourth quarter of 2013, the Company initiated a restructuring plan to reduce its operating cost and improve its efficiency, mainly by realigning teams on enhancing the newly released IP-20 platform, consolidating or relocating certain offices and reducing staff functions and some operations positions, as well as other measures. The restructuring expenses include mainly severance and other compensation related expenses associated with the termination of employment under a restructuring plan and facilities related expenses for office closing and consolidations. The total restructuring costs in 2013 and 2014 associated with exiting activities of the Company were $ 9,345 and $ 978, respectively, recorded in operating expenses, as restructuring costs. As of December 31, 2013 and 2014, the total liability balance for the restructuring plan was $ 5,375 and $ 501, respectively, mainly due to facilities related expenses and termination of employment expenses.

2014 Plan:

During the fourth quarter of 2014, the Company initiated another restructuring plan to reduce its operating cost and improve its efficiency, mainly by  relocating certain offices and reducing staff functions and some operations positions, as well as other measures. The restructuring expenses include mainly post termination benefits, write-off of property and equipment that is related to activities that were terminated and facilities related expenses for warehouse and office closing and relocations. The total restructuring costs in 2014 associated with exiting activities of the Company were $ 5,838, recorded in operating expenses, as restructuring costs. As of December 31, 2014, the total liability balance for the restructuring plan was $ 2,427.

d.         Liquidity and Capital Resources:

In March 2013, the Company entered into a syndicated credit agreement (the "Credit Facility") with four financial institutions. Such agreement provides the Company with revolving credit facilities in the form of loans and bank guarantees, under which an aggregate sum of up to $ 73,500 of credit loans and up to $ 40,200 of bank guarantees shall be available. The Credit Facilities shall terminate, and all borrowings shall be repaid, upon March 14, 2016. Repayment may be accelerated by the financial institutions in certain events of default including in insolvency events, failure to comply with financial covenants or an event in which a current or future shareholder acquires control (as defined under the Israel Securities Law) of the Company. The financial covenants are mainly based on financial ratios that are related to the Company's total shareholders' equity, financial debt, trade receivables balance and working capital (For further information, see note 10). As of December 31, 2014 the Company utilized $ 50,904 out of $ 73,500 of available credit lines. As of December 31, 2014, the Company failed to meet one of its financial covenants and accordingly amended the Credit Facility subsequent to the balance sheet date.

During the year ended December 31, 2014, the Company incurred net loss of $76,479 and had negative cash flow from operating activities in the amount of $ 32,279. As of December 31, 2014, the Company had $ 42,371 in cash and cash equivalents, short term bank deposits and short term marketable securities. The outstanding cash and cash equivalents includes $ 2,475 located in Venezuela, subject to regulated foreign currency exchange which impairs the availability of that cash outside of the country

The Company's management addressed its liquidity matters with the following initiatives:

In August 2014, the Company completed a public offering of its shares on NASDAQ. Total net proceeds from the issuance amounted to approximately $45,149 (see also note 14b).

In December 2014, the Company announced that it will realign its operations, reduce headcount and undertake other cost reduction measures in order to improve profitability (see also note 1c).

In March, 2015, subsequent to the balance sheet date, the Company has further amended its Credit Facility arrangements to adjust the financial covenants and applicable interest rates and fees through the termination date of the credit facility. According to the new terms, the Credit Facility shall be terminated on June 30, 2016. Additionally, the available loan facility shall be gradually reduced by $2,500 in July 1, 2015, and by additional $5,000 in October 1, 2015 and by additional $4,000 in January 1, 2016 and by additional $2,000 in February 28, 2016. Also, the amended Credit Facility includes an increase in the allowed accounts receivable discounting activities of one of the Company's main customers by $34,000 to an amount of up to $54,000, and gradual reduction in minimum cash covenant from $20,000 to $15,000 by October 1, 2015. The Company expects to meet the financial covenants according to the amended terms and conditions.

As of the date of these financial statements, the Company's management believes that current cash and cash equivalent balances, short-term bank deposits and short-term marketable securities will be sufficient for its operational requirements through at least the following 12 months.

According to the Company's plans, it will have to extend the Credit Facility agreement, or to replace it with another financing arrangement in order to support the operations beyond June 30, 2016. The Company's management and board of directors believe that they will be able to obtain sufficient financial resources, however, there can be no assurances that the Company will be successful in obtaining sufficient financial resources when required.